Stockholders’ Equity	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Equity

On October 29, 2021, the Board of Directors of the Company authorized the issuance and sale of up to $100,000 of the Company’s common shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares. During the first half of 2022, the Company issued 4,064,266 common shares, 165 of its Series D Preferred Shares, 2,239 of its Series E Preferred Shares and 5,888 of its Series F Preferred Shares for total net proceeds of $33,621. During the first half of 2021, the Company sold 320,599 common shares from its treasury stock, 11,411 of its Series D Preferred Shares, 33,188 of its Series E Preferred Shares, 184,585 of its Series F Preferred Shares and issued 1,243,337 common shares for total net proceeds of $19,593.

On January 31, 2022, and April 27, 2022, the Company paid dividends of $0.59375 per share, $8,012 in aggregate, on its 9.50% Series F Preferred Shares. On February 1, 2021, and April 30, 2021, the Company paid dividends of $0.59375 per share, $7,125 in aggregate, on its 9.50% Series F Preferred Shares.

On February 28, 2022, and May 25, 2022, the Company paid dividends of $0.54687 per share, $3,847 in total, on its 8.75% Series D Preferred Shares and $0.57812 per share $5,488 in total, on its Series E Preferred Shares. On March 1, 2021, and May 28, 2021, the Company paid dividends of $0.54687 per share, $3,752 in total, on its 8.75% Series D Preferred Shares and $0.57812 per share $5,330 in total, on its Series E Preferred Shares.

On June 29, 2021, the Company declared a dividend of $0.10 per common share payable on July 20, 2021. On April 14, 2022, the Company declared a dividend of $0.10 per common share payable on July 20, 2022.

On February 1, 2021 (the “Initial Redemption Date”) and August 2, 2021, the Company redeemed 1,798,651 and 357,063 Series G Convertible Preferred Shares in exchange for 1,900,000 and 388,841 Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping Company S.A. (“Shyris Shipping”), a wholly owned subsidiary of the Company, par value $0.001 per share, each with a liquidation preference of $10.00 per share representing the full mandatory redemption price of $10.56 and $10.89, respectively, per Series G Convertible Preferred Share ($19,000 and $3,889 in aggregate, respectively) payable for the number of Series G Convertible Preferred Shares. The difference between the carrying value of the redeemed Series G Convertible Preferred shares and the fair value of the Shyris Shipping Company Preferred Shares, amounting to $2,171, in total, was recognized as a deemed dividend to the holders of the Series G Convertible Preferred Shares, and has been considered in the calculation of Loss per Common Share in the first half of 2021 (Note 10).

The redemption price at which the Series G Convertible Preferred Shares exchanged was the higher of 95% of the as-converted value of the Series G Convertible Preferred Shares, based on a six-month volume weighted average price (“VWAP”) of the Company’s common shares, or a price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares, taking into account all dividends actually received on the Series G Convertible Preferred Shares. If certain limitations intended to ensure Shyris Shipping’s compliance with Section 883 of the Internal Revenue Code of 1986, as amended, cease to apply prior to the fifth anniversary of the Series G Closing Date, some or all of the Series G Convertible Preferred Shares that remain outstanding as of that date will be mandatorily redeemed for Shyris Shipping Preferred Shares (or to the extent the aggregate mandatory redemption price of such Series G Convertible Preferred Shares, together with all Series G Convertible Preferred Shares previously redeemed for Shyris Shipping Preferred Shares, exceeds $35,000, converted into common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash). After the fifth anniversary of the share purchase agreement, any Series G Convertible Preferred Shares will automatically convert into the Company’s common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash) or be redeemed for Shyris Shipping Preferred Shares. The Series G Convertible Preferred shareholders will also have the right to require the Company to redeem the Series G Convertible Preferred Shares for cash, in the event of non-compliance with certain requirements relating to Shyris Shipping. The Company had 459,286 Series G Redeemable Convertible Perpetual Preferred shares outstanding as of June 30, 2022, and December 31, 2021, respectively. In September 2022, all 459,286 outstanding Series G Redeemable Convertible Perpetual Preferred Shares were converted into an aggregate of 306,190 common shares of the Company.

The Series B Cumulative Redeemable Perpetual Preferred Shares of Shyris Shipping (the “Shyris Shipping Preferred Shares”) are entitled to receive cumulative semi-annual dividends from Shyris Shipping at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year, as, when and if declared by the Shyris Shipping Board of Directors. Shyris Shipping paid dividends on the Shyris Shipping Preferred Shares amounting to $111 in the period ended June 30, 2021, and $865 in the period ended June 30, 2022. As long as Shyris Preferred Shares are outstanding, Shyris Shipping cannot declare or pay dividends to the Company or incur additional indebtedness without the consent of the holder of Shyris Shipping Preferred Shares.

The initial liquidation preference of the Shyris Shipping Preferred Shares is $10.00 per share, subject to certain customary adjustments. Upon any liquidation or dissolution of Shyris Shipping, holders of Shyris Shipping Preferred Shares will be entitled to receive, on a pro rata basis, the liquidation preference of the Shyris Shipping Preferred Shares, plus an amount equal to accumulated and unpaid dividends ratably with any pari passu securities, after satisfaction of all liabilities to Shyris Shipping creditors, before any distribution is made to or set aside for the holders of junior shares, including the common shares of Shyris Shipping owned by the Company.

The holders of the Shyris Shipping Preferred Shares have no right to vote on matters on which shareholders of the Company are entitled to vote. The holders of the Shyris Shipping Preferred Shares generally do not have any other voting rights, however, in the event that six semi-annual dividends, whether consecutive or not, payable on Shyris Shipping Preferred Shares are in arrears, the holders of Shyris Shipping Preferred Shares, will have the right, voting separately as a class, to elect one member of Shyris Shipping’s board of directors and the affirmative vote or consent of the holders of at least two-thirds of the outstanding Shyris Shipping Preferred Shares, voting as a single class, are required for Shyris Shipping to take certain actions.

The Shyris Shipping Preferred Shares are non-convertible and perpetual, and are redeemable by Shyris Shipping, in whole or in part, at redemption prices that decline over time from 112.5% to 100% of the deemed issuance price, plus any accrued and unpaid dividends. The Shyris Shipping Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments and their value of $19,000 and $3,889, respectively, upon issuance was included in non-controlling interest in the accompanying Consolidated Balance Sheets as at June 30, 2022. Additionally, the Company determined that the economic characteristics and risks of the embedded redemption features were clearly and closely related to the host contract, apart from the feature discussed below.

If Shyris Shipping, directly or indirectly, sells or otherwise voluntarily disposes of a vessel, including any of the four conventional tankers its wholly- owned subsidiaries currently own, or a stake in any vessel owning company or causes a vessel to be damaged or a charter or management agreement relating to any vessel to be terminated or breached, then all net proceeds (after payment of related expenses and associated debt) received therefrom is required to be used to redeem Shyris Shipping Preferred Shares on a pro rata basis. The Company determined that the redemption feature did meet the definition of a derivative, but the fair value of the instrument is zero due to the expectations under which the feature would be exercised.

On April 12, 2022, the Board of Directors of Shyris Shipping Company authorized the redemption of 75,000 of the outstanding Series B Cumulative Redeemable Perpetual Preferred Shares. On April 15, 2022, the Company repaid the amount of $750, which was recognized as a reduction of non-controlling interest in the statement of stockholders’ equity. On July 12, 2022, the Board of Directors of Shyris Shipping Company authorized the redemption of 75,000 of the outstanding Series B Cumulative Redeemable Perpetual Preferred Shares. On July 15, 2022 , the Company repaid the amount of $750.

During the first half of 2021, the Company acquired a treasury stock 19,836 common shares for a total amount of $168.